Offerings - Offering: 1	Jul. 16, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	13,602,176
Proposed Maximum Offering Price per Unit | $ / shares	0.83
Maximum Aggregate Offering Price	$ 11,289,806
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,728
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, dividends or similar transactions.Represents 13,602,176 shares of Common Stock issuable upon the conversion of shares of Series C Convertible Preferred Stock at a conversion price of $0.6249 per share issued to the selling stockholders on July 1, 2025 (ignoring any beneficial ownership limitations).Pursuant to Rules 457(c) and (g) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant’s Common Stock quoted on The Nasdaq Capital Market LLC on July 9, 2025.